Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt	Debt
Credit Facilities
Lenders of committed credit facilities have the obligation to make advances up to the facility amount. Lenders of uncommitted facilities have the right to terminate the agreement with prior notice to CNH Industrial. At December 31, 2021, CNH Industrial’s available committed unsecured facilities expiring after twelve months amounted to $5.2 billion ($6.1 billion at December 31, 2020).
In March 2019, CNH Industrial signed a five-year committed revolving credit facility for €4 billion ($4.5 billion at March 31, 2019 exchange rate) due to mature in 2024 with two extension options of 1-year each, exercisable on the first and second anniversary of the signing date. CNH Industrial exercised the first of the two extension options as of February 28, 2020 and the second extension option as of February 26, 2021. The facility is now due to mature in March 2026 for €3,950.5 million; the remaining €49.5 million will mature in March 2025. The credit facility replaced the existing five-year €1.75 billion credit facility due to mature in 2021. The €4 billion facility is guaranteed by the parent company with cross-guarantees from each of the borrowers (i.e., CNH Industrial Finance S.p.A., CNH Industrial Finance Europe S.A. and CNH Industrial Finance North America Inc.), includes typical provisions for contracts of this type and size, such as: customary covenants mainly relating to Industrial Activities including negative pledge, a status (or pari passu) covenant, restrictions on the incurrence of indebtedness by certain subsidiaries, customary events of default (some of which are subject to minimum thresholds and customary mitigants) including cross-default, failure to pay amounts due or to comply with certain provisions under the loan agreement, the occurrence of certain bankruptcy-related events and mandatory prepayment obligations upon a change in control of CNH Industrial or the borrower and a financial covenant (Net debt/EBITDA ratio relating to Industrial Activities) that is not applicable with the current ratings levels. The failure to comply with these provisions, in certain cases if not suitably remedied, can lead to the requirement to make early repayment of the outstanding advances. At December 31, 2021, the Company was in compliance with all covenants in the revolving credit facility.
At December 31, 2021, Financial Services’ committed asset-backed facilities expiring after twelve months amounted to $3.9 billion ($3.9 billion at December 31, 2020), of which $2.8 billion at December 31, 2021 ($3.7 billion at December 31, 2020) were utilized.
Debt
A summary of issued bonds outstanding as of December 31, 2021, is as follows:

	Currency	Face value of outstanding bonds (in millions)	Coupon	Maturity	Outstanding amount ($ millions)
Industrial Activities

Euro Medium Term Notes:
CNH Industrial Finance Europe S.A. (1)	EUR	75	1.625%	March 29, 2022	85
CNH Industrial Finance Europe S.A. (1)	EUR	369	2.875%	May 17, 2023	417
CNH Industrial Finance Europe S.A. (1)	EUR	750	0.000%	April 1, 2024	850
CNH Industrial Finance Europe S.A. (1)	EUR	650	1.750%	September 12, 2025	736
CNH Industrial Finance Europe S.A. (1)	EUR	100	3.500%	November 12, 2025	113
CNH Industrial Finance Europe S.A. (1)	EUR	500	1.875%	January 19, 2026	566
CNH Industrial Finance Europe S.A. (1)	EUR	600	1.750%	March 25, 2027	680
CNH Industrial Finance Europe S.A. (1)	EUR	50	3.875%	April 21, 2028	57
CNH Industrial Finance Europe S.A. (1)	EUR	500	1.625%	July 3, 2029	566
CNH Industrial Finance Europe S.A. (1)	EUR	50	2.200%	July 15, 2039	57
Other Bonds:
CNH Industrial N.V. (2)	USD	600	4.500%	August 15, 2023	600
CNH Industrial N.V. (2)	USD	500	3.850%	November 15, 2027	500
Hedging effects, bond premium/discount, and unamortized issuance costs					(43)
Total Industrial Activities					5,184
Financial Services
CNH Industrial Capital LLC	USD	500	4.375%	April 5, 2022	500
CNH Industrial Capital Australia Pty Ltd.	AUD	175	2.100%	December 12, 2022	127
CNH Industrial Capital LLC	USD	600	1.950%	July 2, 2023	600
CNH Industrial Capital Argentina SA	USD	31	0.000%	August 31, 2023	31
CNH Industrial Capital LLC	USD	500	4.200%	January 15, 2024	500
CNH Industrial Capital Australia Pty Ltd.	AUD	200	1.750%	July 8, 2024	145
CNH Industrial Capital Australia Pty Ltd.	AUD	50	1.750%	July 8, 2024	36
CNH Industrial Capital Canada Ltd	CAD	300	1.500%	October 1, 2024	236
CNH Industrial Capital LLC	USD	500	1.875%	January 15, 2026	500
CNH Industrial Capital LLC	USD	600	1.450%	July 15, 2026	600
Hedging effects, bond premium/discount, and unamortized issuance costs					5
Total Financial Services					3,280
(1) Bond listed on the Irish Stock Exchange
(2) Bond listed on the New York Stock Exchange
A summary of total debt as of December 31, 2021 and 2020, is as follows:

	2021			2020
	Industrial Activities	Financial Services	Total	Industrial Activities	Financial Services	Total
	(in millions)

Total Bonds	$5,184	$3,280	$8,464	$6,366	$3,216	$9,582
Asset-backed debt	—	11,055	11,055	—	11,922	11,922
Other debt	181	4,045	4,226	905	3,644	4,549
Intersegment debt	798	1,055	—	1,017	856	—
Total Debt	$6,163	$19,435	$23,745	$8,288	$19,638	$26,053
The weighted-average interest rate on consolidated debt at December 31, 2021, and 2020 was 2.3% and 2.5%, respectively. ‘BBB+’
In November 2015, CNH Industrial Finance Europe S.A. issued €100 million of notes, due in 2025 and bearing fixed interest at a rate of 3.500% (the “3.500% CIFE Notes”). The 3.500% CIFE Notes have been issued under the €10 billion Global Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V.
In April 2016, CNH Industrial Finance Europe S.A. issued €50 million of notes as a private placement, due in 2028 and bearing fixed interest at a rate of 3.875% (the “3.875% CIFE Notes”). The 3.875% CIFE Notes have been issued under the €10 billion Global Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V.
In May 2016, CNH Industrial Finance Europe S.A. issued €500 million of notes at an annual fixed rate of 2.875% (the “2.875% Notes”) due May 2023, at an issue price of 99.221%. The 2.875% Notes have been issued under the €10 billion Global Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V. In December 2019, in order to manage its liabilities, CNH Industrial Finance Europe S.A. repurchased, through a public tender, an aggregate nominal amount of €131 million of the 2.875% notes due May 17, 2023 issued under the EMTN.
In August 2016, CNH Industrial N.V. issued $600 million of notes at an annual fixed rate of 4.500% (the “4.500% Notes) due August 2023.
In March 2017, CNH Industrial Finance Europe S.A. issued as a private placement €75 million of notes at an annual fixed rate of 1.625% due in 2022 (the “1.625% CIFE Notes”) at an issue price of 99.407% of their principal amount. The 1.625% CIFE Notes were issued under the €10 billion Global Medium Term Note Programme ("EMTN") guaranteed by CNH Industrial N.V.
In April 2017, CNH Industrial Capital LLC issued at par $500 million of 4.375% notes due in 2022.
In September 2017, CNH Industrial Finance Europe S.A. issued €650 million of notes at an annual fixed rate of 1.750% due in 2025 (the “1.750% CIFE Notes”) at an issue price of 99.248% of their principal amount. The 1.750% CIFE Notes were issued under the €10 billion EMTN guaranteed by CNH Industrial N.V.
In November 2017, CNH Industrial N.V. issued $500 million of notes at an annual fixed rate of 3.850% due 2027 with an issue price of 99.384%.
In August 2018, S&P Global Ratings raised its long-term issuer credit ratings on CNH Industrial N.V. and its subsidiary, CNH Industrial Capital LLC, to ‘BBB’ from ‘BBB-’. The outlook is stable. Additionally, S&P Global Ratings raised the issue-level ratings on CNH Industrial N.V. and its industrial subsidiaries' debt, as well as the issue-level ratings on CNH Industrial Capital LLC's senior unsecured debt, to ‘BBB’ from ‘BBB-’.
In August 2018, CNH Industrial Capital LLC refinanced an April 2018 maturity by issuing $500 million of 4.200% notes due in January 2024 with an issue price of 99.701% of their principal amount.
In September 2018, CNH Industrial Finance Europe S.A. issued €500 million of notes at an annual fixed rate of 1.875% due in 2026 (the “1.875% CIFE Notes”) at an issue price of 98.944% of their principal amount. The 1.875% CIFE Notes were issued under the €10 billion EMTN guaranteed by CNH Industrial N.V.
In December 2018, Moody's Investors Service ("Moody's") upgraded the senior unsecured ratings of CNH Industrial N.V. and its subsidiaries CNH Industrial Capital LLC and CNH Industrial Finance Europe S.A from ‘Ba1’ to ‘Baa3’. The outlook is stable.
In March 2019, CNH Industrial Finance Europe S.A. issued €600 million of notes at an annual fixed rate of 1.75% due in 2027. The 1.75% CIFE Notes were issued under the €10 billion EMTN guaranteed by CNH Industrial N.V. at an issue price of 98.597% of their principal amount.
In July 2019, CNH Industrial Finance Europe S.A. issued €500 million of notes at an annual fixed rate of 1.625% notes due in 2029 (the “1.625% CIFE Notes”) with an issue price of 98.926% of their principal amount. The 1.625% CIFE Notes were issued under the €10 billion EMTN guaranteed by CNH Industrial N.V.
In July 2019, CNH Industrial Finance Europe S.A. issued as a private placement €50 million of notes at an annual fixed rate of 2.200% due in 2039 (the “2.200% CIFE Notes”) at an issue price of 98.285% of their principal amount. The 2.200% CIFE Notes were issued under the €10 billion EMTN guaranteed by CNH Industrial N.V.
In December 2019, CNH Industrial Capital Australia Pty. Limited issued AUD 175 million of 2.100% notes due in 2022 at an issue price of 99.899% of their principal amount.
In July 2020, CNH Industrial Capital LLC issued $600 million of 1.950% notes due in 2023 at an issue price of 99.370% of their principal amount.
In August 2020, CNH Industrial Capital Argentina SA completed a first public offering for $31 million of notes due in 2023.
In October 2020, CNH Industrial Capital LLC issued $500 million of 1.875% notes due in 2026, with an issue price of 99.761% of their principal amount.
In December 2020, CNH Industrial Finance Europe S.A. issued €750 million of notes at an annual fixed rate of 0.000% due in 2024 at an issue price of 99.910% of their principal amount. These notes were issued under the €10 billion EMTN guaranteed by CNH Industrial N.V.
In May 2021, CNH Industrial Capital LLC issued $600 million of 1.450% notes due in 2026 at an issue price of 99.208% of their principal amount.
In July 2021, CNH Industrial Capital Australia Pty. Limited issued AUD200 million of 1.750% notes due in 2024 at an issue price of 99.863% of their principal amount.
In September 2021, CNH Industrial Capital Australia Pty. Limited issued AUD50 million of 1.750% notes due in 2024 at an issue price of 101.069% of their principal amount. The issue is a private placement.
In September 2021, CNH Industrial Capital Canada Ltd issued CAD $300 million of 1.500% notes due in 2024 at an issue price of 99.936% of their principal amount.
On January 4, 2022 Fitch Ratings raised its Long-Term Issuer Default Rating on CNH Industrial N.V. to ‘BBB+’ from ‘BBB-’. Fitch also upgraded CNH Industrial Finance Europe S.A.’s senior unsecured rating to ‘BBB+’ from ‘BBB-'. The Outlook is Stable. On January 7, 2022 Fitch has upgraded the Long-Term Issuer Default Ratings and senior unsecured debt ratings of CNH Industrial Capital LLC (CNHI Capital) and CNH Industrial Capital Canada Ltd. (CNH Canada) to 'BBB+' from 'BBB-'. The Rating Outlook is Stable. Fitch has also upgraded CNHI Capital's Short-Term IDR and commercial paper (CP) ratings to 'F2' from 'F3'.
The bonds issued by CNH Industrial may contain commitments of the issuer, and in certain cases commitments of CNH Industrial N.V. in its capacity as guarantor, which are typical of international practice for bond issues of this type such as, in particular, negative pledge (in relation to quoted indebtedness), a status (or pari passu) covenant and cross default clauses. A breach of these commitments can lead to the early repayment of the applicable notes. The bonds guaranteed by CNH Industrial N.V. under the Euro Medium Term Note Programme (and its predecessor the Global Medium Term Note Programme), as well as the notes issued by CNH Industrial N.V., contain clauses which could lead to early repayment if there is a change of control of CNH Industrial N.V. leading to a rating downgrading of CNH Industrial N.V.
Other debt consists primarily of borrowings from banks which are at various terms and rates. Included in Other debt of Financial Services is approximately $1.1 billion and $1.2 billion at December 31, 2021 and 2020, respectively, of funding provided by the Brazilian development agency, Banco Nacional de Desenvolvimento Econômico e Social (BNDES). The program provides subsidized funding to financial institutions to be loaned to customers to support the purchase of agricultural or construction machinery or commercial vehicles in accordance with the program.
A summary of the minimum annual repayments of debt as of December 31, 2021, for 2022 and thereafter is as follows:

	Industrial Activities	Financial Services	Consolidated
	(in millions)
2022	$187	$9,874	$10,061
2023	1,036	3,296	4,332
2024	854	2,516	3,370
2025	852	974	1,826
2026	568	1,577	2,145
2027 and thereafter	1,868	143	2,011
Intersegment	798	1,055	—
Total	$6,163	$19,435	$23,745
Please refer to “Note 15: Financial Instruments” for fair value information on debt.